Income Taxes (Reconciliation of Effective Income Tax Rates) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Reconciliation of effective income tax rate:
Combined normal effective statutory tax rate	30.60%	30.60%	30.60%
Nondeductible expenses	0.40%	1.10%	(12.00%)
Impairment of goodwill	0.00%	2.20%	0.00%
Foreign tax credit and payments	0.90%	(6.90%)	28.70%
Lower tax rates applicable to income of subsidiaries	(1.50%)	(4.10%)	30.80%
Change in valuation allowance	(1.40%)	(1.30%)	(90.10%)
Taxation for gain on sale of shares in subsidiary	0.00%	5.00%	0.00%
Nontaxable dividends received	(4.10%)	(21.70%)	85.10%
Undistributed earnings of subsidiaries	0.90%	(0.40%)	(25.60%)
Tax and interest expense for uncertainty in income taxes	0.00%	0.00%	(10.80%)
Noncontrolling interest income	0.60%	0.40%	(0.70%)
Effect of changes in tax laws	0.00%	0.90%	(2.40%)
Expiration of loss carryforward	0.10%	0.20%	(7.00%)
Other—net	0.10%	3.20%	(1.90%)
Effective income tax rate	26.60%	9.20%	24.70%
Increase in tax expense previously not recognized		¥ 22,250
Increase in tax expense previously not recognized, percentage		5.00%